PROVISIONS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
PROVISIONS AND CONTINGENCIES
PROVISIONS AND CONTINGENCIES

19)  PROVISION AND CONTINGENCIES

a)  Accounting policy

Provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, when it is probable that economic benefits are required to settle the obligation and a reliable estimate of the value of the obligation can be made. Provision is restated at the balance sheet date considering the likely amount of loss and the nature of each provision.

Provision amounts for contingencies are presented at their gross amount, less the corresponding judicial deposits, and are classified as provision for civil, labor, tax and regulatory contingencies.

Judicial deposits are classified as assets given that the conditions required for their net presentation with provision do not exist.

Provision for civil, labor, tax and regulatory legal claims

The Company and its subsidiaries are parts to administrative; labor, tax, civil and regulatory claims, and accounting provision amounts have been recorded in respect of claims whose likelihood of loss was classified as probable. The assessment of the likelihood of loss includes an analysis of available evidence, the hierarchy of laws, available case law, the latest court decisions law and their relevance in the legal system, as well as the opinion of outside legal counsel. Provision is reviewed and adjusted considering changes in existing circumstances, such as the applicable statute of limitations, tax audit conclusions, or additional exposures identified based on new matters or court decisions.

Provision for decommissioning of assets

Refers to costs to be incurred due to returning sites to owners (locations intended for tower and equipment installation on leased property) in the same condition as these were found at the time of execution of the initial lease agreement.

These costs are provisioned as the present value from amounts expected to settle the obligation using estimated cash flows and they are recognized as part of the cost of the corresponding asset. The cash flows are discounted at a current pre-tax rate that reflects the risks specific to decommissioning of assets. The financial effect of the discount is recorded as incurred and recognized in the statement of income as a finance cost. The estimated future costs of decommissioning are reviewed annually and adjusted as appropriate. Changes in the estimated future costs or in the discount rate applied are added to, or deducted from, the cost of the asset.

Contingent liabilities recognized in a business combination

A contingent liability recognized in business combination is initially measured at fair value.

Refers to contingent liabilities from the Purchase Price Allocation (PPA) on acquisition of the controlling interest of Vivo Participações in 2011 and GVTPart. in 2015.

b)  Critical estimates and judgments

Provision is recognized when the Company has a present obligation arising from a past event, settlement of which requires an outflow of resources rated as probable and when it can be reliably estimated. This obligation can be legal or constructive, derived from, among other factors, regulations, contracts, customary practices or public commitments that expose third parties to a valid expectation that the Company or its subsidiaries will assume certain responsibilities. The determination of the provision is based on the best estimate of the disbursement required to settle the corresponding obligation, considering the information available as at the closing date, including the opinion of independent experts, such as legal advisors.

c)  Information on provisions and contingencies

The Company and its subsidiaries are parts to administrative and judicial proceedings and labor, tax and civil claims filed in different courts. The management of the Company and its subsidiaries, based on the opinion of its legal counsel, recognized provision for proceedings for which an unfavorable outcome is considered probable.

Breakdown of changes in provision for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provision for decommissioning are as follows:

	Provisions for contingencies
					Contingent	Provision for
	Labor	Tax	Civil	Regulatory	liabilities (PPA)	decommissioning	Total
Balance on 12.31.17	980,596	3,579,208	1,055,877	1,103,792	845,796	579,481	8,144,750
Additions (reversal), net (Note 26)	319,056	452,746	395,631	(41,837)	(27,345)	—	1,098,251
Other additions (reversal) (1)	(99,372)	(2,443,047)	(14,119)	—	—	16,752	(2,539,786)
Write-offs due to payment	(541,749)	(51,924)	(598,294)	(117,599)	—	—	(1,309,566)
Monetary restatement	121,155	414,914	165,708	77,860	8,824	77,215	865,676
Balance on 12.31.18	779,686	1,951,897	1,004,803	1,022,216	827,275	673,448	6,259,325
Initial adoption IFRIC 23 (Note 7)	—	(68,945)	—	—	—	—	(68,945)
Additions (reversal), net (Note 26)	152,105	32,719	364,008	93,634	(16,986)	(90,159)	535,321
Other additions (reversal) (1)	(5,709)	—	(2,381)	—	—	(4,191)	(12,281)
Write-offs due to payment	(485,539)	(364,992)	(833,579)	(43,068)	—	—	(1,727,178)
Monetary restatement	99,526	25,270	264,590	72,954	21,433	57,591	541,364
Business combinations (Note 1 c.1)	7,805	—	7	—	—	—	7,812
Balance on 12.31.19	547,874	1,575,949	797,448	1,145,736	831,722	636,689	5,535,418
Balance on 12.31.18
Current	245,805	—	132,124	—	—	—	377,929
Non-current	533,881	1,951,897	872,679	1,022,216	827,275	673,448	5,881,396
Balance on 12.31.19
Current	236,130	—	113,307	25,008	—	—	374,445
Non-current	311,744	1,575,949	684,141	1,120,728	831,722	636,689	5,160,973

(1)Refers mainly to the amounts of inflows and losses against judicial deposits (Note 9).

c.1) Labor provision and contingencies

	Amounts involved
Nature/Degree of Risk	12.31.19	12.31.18
Provisions	547,874	779,686
Possible losses	452,070	191,398

Labor provision and contingencies involve labor claims filed by former employees and outsourced employees (the latter involving subsidiary or joint liability) claiming for, among other issues, overtime, salary equalization, post-retirement benefits, allowance for health hazard and risk premium, and matters relating to outsourcing.

The Company is also a defendant in labor claims filed by retired former employees who are covered by the Retired Employees Medical Assistance Plan ("PAMA"), and, among other issues, are demanding the cancellation of amendments to this plan. Most of these claims await a decision by the Superior Labor Court. Based on the opinion of its legal counsel and recent decisions of the courts, management considers the risk of loss in these cases as possible. No amount has been specified for these claims, since is not possible to estimate the cost to the Company in the event of loss.

In addition, the Company is a part to Public Civil Actions filed by the Public Prosecution Service whose purpose is essentially the determination of the Company to stop hiring a company to perform the Company's core activities. In August 2018, the majority of the Federal Supreme Court (“STF”) Ministers ruled the unrestricted outsourcing to be legally valid, including the end activity, safeguarding the subsidiary responsibility of the service receiver. However, a final judgment has yet to clarify the scope of this decision, including in cases already final and unappealable. The application of the decision will need to be individually evaluated for each case under discussion. Given these considerations, it is not feasible to estimate amounts or likelihood of loss for the Company.

c.2) Tax provision and contingencies

	Amounts involved
Nature/Degree of Risk	12.31.19	12.31.18
Provisions	1,575,949	1,951,897
Federal (1)	573,229	526,943
State	466,164	909,547
Municipal	34,915	33,607
FUST	501,641	481,800
Possible losses	26,104,867	36,103,128
Federal (1)	2,233,733	12,025,529
State	15,460,028	16,294,685
Municipal	669,114	637,690
FUST, FUNTTEL and FISTEL	7,741,992	7,145,224
(1)

On January 1, 2019, the Company applied the requirements of IFRIC 23 - Uncertainties on Income Tax Treatment and, accordingly, we present the information on income tax and social contribution of December 31, 2019 in note 7

c.2.1) Tax provisions

Management, under advice of legal counsel believes that the following losses are probable in the following federal, state, municipal and regulatory (FUST) tax proceedings:

Federal taxes

The Company and/or its subsidiaries are parts to administrative and legal proceedings at the federal level relating to: (i) claims resulting from the non-ratification of compensation and refund requests formulated; (ii) CIDE levied on the remittance of amounts abroad related to technical and administrative assistance and similar services, as well as royalties; (iii) withholding income tax on interest on equity; (iv) Social Investment Fund (Finsocial) offset amounts; and (v) additional charges to the PIS and COFINS tax base, as well as additional charges to COFINS required by Law No. 9,718/98.

State taxes

The Company and/or its subsidiaries are parts to administrative and judicial proceedings at the state level relating to ICMS, regarding: (i) disallowance credits; (ii) non-taxation of alleged telecommunications services; (iii) tax credit for challenges/disputes over telecommunication services not provided or wrongly charged (Agreement 39/01); (iv) aliquot differential; (v) leasing of infrastructure necessary for internet services (data); (vi) outflows of goods with prices lower than those of acquisition; and (vii) non-taxation of amounts granted as discounts to customers.

Municipal taxes

The Company and/or its subsidiaries are parts to various municipal tax proceedings, at the judicial level, relating to: (i) Property tax (“IPTU”); (ii) Services tax (“ISS”) on equipment leasing services, non-core activities and supplementary activities; and (iii) withholding of ISS on contractors' services.

FUST

The Company and/or its subsidiaries have judicial proceedings related to the non-inclusion of interconnection expenses and industrial exploitation of a dedicated line in the calculation basis of FUST.

c.2.2) Possible losses - tax contingencies

Management, under advice of legal counsel believes that the following losses are possible in the following federal, state, municipal and regulatory (FUST, FUNTTEL and FISTEL):

Federal taxes

The Company and/or its subsidiaries are parts to various administrative and judicial proceedings, at the federal level, which are awaiting decision in different court levels.

The more significant of these proceedings are: (i) statements of dissatisfaction resulting from failure to approve requests for compensation submitted by the Company; (ii) INSS (a) on compensation payment for salary losses arising from the "Plano Verão" and the "Plano Bresser"; (b) SAT, social security amounts owed to third parts (INCRA and SEBRAE); (c) supply of meals to employees, withholding of 11% (assignment of workforce); and (d) Stock Options - requirement of social security contributions on amounts paid to employees under the stock option plan; (iii) withholding income tax and CIDE on the funds remitted abroad related to technical services and to administrative support and similar services, etc., and royalties; (iv) deduction of COFINS on swap operation losses; (v) PIS and COFINS: (a) accrual basis versus cash basis; (b) levied on value-added services; and (c) monthly subscription services; (vi) ex-tariff, cancellation of the benefits under CAMEX Resolution No. 6, increase in the import duty from 4% to 28%; (vii) IPI levied on shipment of fixed access units from the Company's establishment; and (viii) Financial transaction tax (IOF) - required on loan transactions, intercompany loans and credit transactions.

State taxes

The Company and/or its subsidiaries are parts to various administrative and judicial proceedings, at the state level, related to ICMS, which are awaiting decision in different court levels: (i) rental of movable property; (ii) international calls; (iii) reversal of previously unused credits; (iv) service provided outside São Paulo state paid to São Paulo state; (v) co-billing; (vi) tax substitution with a fictitious tax base (tax guideline); (vii) use of credits related to acquisition of electric power; (viii) secondary activities, value added and supplementary services; (ix) tax credits related to opposition/challenges regarding telecommunications services not provided or mistakenly charged (Agreement 39/01); (x) deferred collection of interconnection (“DETRAF” - Traffic and Service Provision Document); (xi) credits derived from tax benefits granted by other states; (xii) disallowance of tax incentives related to cultural projects; (xiii) transfers of assets among business units owned by the Company; (xiv) communications service tax credits used in provision of services of the same nature; (xv) card donation for prepaid service activation; (xvi) reversal of credit from return and free lease in connection with assignment of networks (used by the Company itself and exemption of public bodies); (xvii) DETRAF fine; (xviii) own consumption; (xix) exemption of public bodies; (xx) amounts given by way of discounts; (xxi) new tax register bookkeeping without prior authorization by tax authorities; (xxii) advertising services; (xxiii) unmeasured services; and (xxiv) monthly subscription, which is in the STF with declaration liens and the Company awaits the judgment of the STF on the request for modulation.

Municipal taxes

The Company and/or its subsidiaries are parts to various administrative and judicial proceedings, at the municipal level, which are awaiting decision in different court levels.

The more significant of these proceedings are: (i) ISS on: (a) non-core activity, value-added and supplementary services; (b) withholding at source; (c) call identification and mobile phone licensing services; (d) full-time services, provision, returns and cancelled tax receipts; (e) data processing and antivirus congeners; (f) charge for use of mobile network and lease of infrastructure; (g) advertising services; (h) services provided by third parties; and (i) advisory services in corporate management provided by Telefónica Latino América Holding; (ii) IPTU; (iii) land use tax; and (iv) various municipal charges.

FUST, FUNTTEL and FISTEL

Universal Telecommunications Services Fund (“FUST”)

Writs of mandamus were filed seeking the right to not include revenues with interconnection and Industrial Use of Dedicated Line (“EILD”) in the FUST tax base, according to Abridgment No. 7 of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of Article 6 of Law No. 9,998/00, which are awaiting a decision from Higher Courts.

Various delinquency notices were issued by ANATEL at the administrative level to collect charges on interconnections, EILD and other revenues not earned from the provision of telecommunication services.

On December 31, 2019, the consolidated amount involved totaled R$4,411,759  (R$3,701,208 on December 31, 2018).

Fund for Technological Development of Telecommunications (“FUNTTEL”)

Proceedings have been filed for the right not to include interconnection revenues and any others arising from the use of resources that are part of the networks in the FUNTTEL calculation basis, as determined by Law 10,052/00 and Decree No. 3,737/01, therefore avoiding the improper application of Article 4, paragraph 5, of Resolution 95/13.

There are several notifications of debits drawn up by the Ministry of Communications in administrative actions for constitution of the tax credit related to the interconnection, network resources and other revenues that do not originate from the provision of telecommunication services.

On December 31, 2019, the consolidated amount involved totaled R$723,105  (R$618,473 on December 31, 2018).

Telecommunications Inspection Fund (“FISTEL”)

There are judicial actions for the collection of TFI on: (i) extensions of the term of validity of the licenses for use of telephone exchanges associated with the operation of the fixed switched telephone service; and (ii) extensions of the period of validity of the right to use radiofrequency associated with the operation of the telephone service personal mobile service.

On December 31, 2019, the consolidated amount involved totaled R$2,607,128  (R$2,825,543 on December 31, 2018).

c.3) Civil provision civil contingencies

	Amounts involved
Nature/Degree of Risk	12.31.19	12.31.18
Provisions	797,448	1,004,803
Possible losses	3,494,626	3,493,655

c.3.1) Civil provisions

Management, under advice of legal counsel, believes that the following will result in probable losses from civil proceedings:

•

The Company is part to proceedings involving rights to the supplementary amounts from shares calculated on network expansion plans since 1996 (supplement of share proceedings). These proceedings are at different stages: lower courts, court of justice and high court of justice. On December 31, 2019, the consolidated amount involved totaled R$297,641  (R$334,877 on December 31, 2018).

•

The Company and/or its subsidiaries are parts to various civil proceedings related to consumers at the administrative and judicial level, relating to the non-provision of services and/or products sold. On December 31, 2019, the consolidated amount involved totaled R$211,865  (R$353,850 on December 31, 2018).

•

The Company and/or its subsidiaries are parts to various civil proceedings of a non-consumer nature at administrative and judicial levels, all arising in the ordinary course of business. On December 31, 2019, the consolidated amount involved totaled R$287,942  (R$316,076 on December 31, 2018).

c.3.2) Possible losses - civil contingencies

Management, under advice of legal counsel, believes that losses are possible from the following civil proceedings:

•

Collective Action filed by SISTEL Participants' Association (“ASTEL”) in the state of São Paulo, in which SISTEL associates in the state of São Paulo challenge the changes made in the PAMA and claim for the reestablishment of the prior "status quo".  This proceeding is still in the appeal phase and awaits a decision on the Interlocutory Appeal filed by the Company against the decision on possible admission of the appeal to higher and supreme courts filed in connection with the Court of Appeals' decision, which partially changed the decision rendering the matter groundless. The amount cannot be estimated, and the claims cannot be settled due to their unenforceability because it entails the return to the prior plan conditions.

•

Civil Class Actions proposed by ASTEL and the Brazilian National Federation of Associations of Retirees, Pensioners and Pension Fund Members of the Telecommunications Industry “(FENAPAS”), both against SISTEL, the Company and other carriers, in order to annul the spin-off of the PBS private pension plan, alleging, in short, the "windup of the supplementary private pension plan of the SISTEL Foundation", which led to various specific mirror PBS plans, and corresponding allocation of funds from technical surplus and tax contingencies existing at the time of the spin-off. As for the action proposed only by ASTEL, there was a favorable decision in the first degree. Subsequently, ASTEL appealed and the appeal was withdrawn, maintaining a favorable decision. As for the action proposed by FENAPAS, the amount cannot be estimated, and the claims cannot be settled due to their unenforceability because this involves the return of the spun-off assets of SISTEL relating to telecommunication carriers of the former Telebrás System.

•

The Company is part to other civil claims, at several levels, related to service rendering rights. Such claims have been filed by individual consumers, civil associations representing consumer rights or by the Bureau of Consumer Protection (“PROCON”), as well as by the Federal and State Public Prosecutor's Office. The Company is also part to other claims of several types related to the ordinary course of business. On December 31, 2019, the consolidated amount totaled R$3,467,941  (R$3,466,522 on December 31, 2018).

•

Terra Networks is a part to: (i) a supplier action related to the transmission of events; (ii) PROCON fine (annulment action); (iii) indemnification action related to the use of content; (iv) ECAD action on copyright collection; and (v) claim actions filed by former subscribers regarding unrecognized collection, collection of undue value and contractual non-compliance. On December 31, 2019, the amount was R$15,443  (R$12,926 on December 31, 2018).

•

The Company has received notices regarding non-compliance with the Customer Service (“SAC”) Decree. The Company is currently a part to various lawsuits (administrative and legal proceedings). On December 31, 2019, 2019 the amount was R$11,626  (R$14,207 on December 31, 2018).

•

Intellectual Property: Lune Projetos Especiais Telecomunicação Comércio e Ind. Ltda. (“Lune”), a Brazilian company, filed an action on November 20, 2001 against 23 wireless carriers claiming to own the patent for caller ID and the trademark "Bina".  The purpose of that lawsuit was to interrupt provision of such service by carriers and to seek indemnification equivalent to the amount paid by consumers for using the service.

An unfavorable decision was handed down determining that the Company should refrain from selling mobile phones with caller ID service ("Bina"), subject to a daily fine of R$10 (ten thousand reais) in the event of non-compliance. Furthermore, according to that decision, the Company must pay indemnification for royalties, to be calculated on settlement. Motions for Clarification were proposed by all parts and Lune's motions for clarification were accepted since an injunctive relief in this stage of the proceedings was deemed applicable. A bill of review appeal was filed in view of the current decision which granted a stay of execution suspending that unfavorable decision until final judgment of the review. A bill of review was filed in view of the sentence handed down on September 30, 2016, by the 4th Chamber of the Court of Justice of the Federal District, in order to annul the lower court sentence and remit the proceedings back to the lower court for a new examination. There is no way to determine at this time the extent of potential liability with respect to this claim as the expertise is in its early stages

•

The Company and other wireless carriers are defendants in several lawsuits filed by the Public Prosecutor's Office and consumer associations challenging the defined period for use of prepaid minutes. The plaintiffs allege that the prepaid minutes should not expire after a specific period. Conflicting decisions were handed down by courts on the matter, even though the Company understands that its criteria for the period determination comply with ANATEL standards.

c.4) Regulatory provision and contingencies

	Amounts involved
Nature/Degree of Risk	12.31.19	12.31.18
Provisions	1,145,736	1,022,216
Possible losses	5,645,107	6,119,136

c.4.1) Regulatory provisions

Management, under advice of legal counsel, believes the likelihood of loss of the following regulatory proceedings is probable:

The Company is part to administrative proceedings initiated mainly by ANATEL, which were initiated on the grounds of alleged non-compliance with obligations established in the sectoral regulations, as well as in lawsuits that discuss, in the great majority, sanctions applied by ANATEL at the administrative level.

c.4.2) Possible losses -  regulatory contingencies

Management, under advice of legal counsel believes the likelihood of loss of the following regulatory proceedings is possible:

The Company is part to administrative proceedings filed by ANATEL (other agents, including other operators, also have claims against the Company) alleging non-compliance with the obligations set forth in industry regulations, as well as legal claims which discuss the mostly sanctions applied by ANATEL at the administrative level.

Relevant cases in the possible regulatory contingency portfolio include:

•

Administrative and legal proceedings that discuss how ANATEL calculates the amount of the charge due to the extension of the radio frequencies associated with the SMP. In the view of the Agency, the calculation of encumbrances should consider the application of a percentage of 2% over the entire economic benefit resulting from the provision of the STFC / SMP service. In the Company's view, however, revenues that are not part of the STFC / SMP service plans, as defined by the regulations at the time of signing the authorization terms / concession contracts, should not be considered when calculating the burden. As a result of this divergence of understanding, the Company filed administrative claims and lawsuits to challenge ANATEL charge collections.

•

In May 2018, the Company filed a lawsuit to annul ANATEL final decision, of March of the same year, in the records of the Procedure for Determining Noncompliance with Obligations (“PADO”) for alleged violations of the fixed telephony regulation. The fine imposed by ANATEL, and object of the lawsuit, totals R$211 million as the principal amount. On December 31, 2019, the restated amount, plus interest and monetary restatement, reached approximately R$505 million. On December 31, 2018, this amount was approximately R$482 million. The Company believes that the fine imposed is illegal and undue based, fundamentally, on the following defense arguments: (i) ANATEL's mistake in determining the universe of users considered in the fine (the number of users affected is less than that considered by the ANATEL) and; (ii) the calculation of the fine penalty is disproportionate and without foundation. The lawsuit is in the lower court and, at this moment, awaits judgment, after the Company has gathered an expert report that supports the arguments in favor of reducing the fine.

d)  Guarantees

The Company and its subsidiaries granted guarantees for tax, civil, labor and regulatory proceedings, as follows:

	12.31.19	12.31.18
Property and equipment	81,416	94,641
Judicial deposits and garnishments	3,670,885	3,910,014
Letters of guarantee	2,608,463	2,301,210
Total	6,360,764	6,305,865

On December 31, 2019, in addition to the guarantees presented above, the Company and its subsidiaries had amounts under short-term investment withheld by courts (except for loan-related investments) in the consolidated amount of R$50,554  (R$64,461 on December 31, 2018).